Details of Revenue by Major Customers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer 1
Revenue, Major Customer [Line Items]
Revenue	$ 54,130	$ 30,732	$ 27,881
Percent of total revenue	25.80%	18.90%	22.60%
Customer 2
Revenue, Major Customer [Line Items]
Revenue	39,183	28,504	20,776
Percent of total revenue	18.70%	17.50%	16.80%
Customer 3
Revenue, Major Customer [Line Items]
Revenue	29,027	21,812	17,287
Percent of total revenue	13.80%	13.40%	14.00%
Customer 4
Revenue, Major Customer [Line Items]
Revenue	25,469	21,549	15,445
Percent of total revenue	12.10%	13.20%	12.50%
Customer 5
Revenue, Major Customer [Line Items]
Revenue	$ 22,397	$ 17,934
Percent of total revenue	10.70%	11.00%